UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09845
                                                     ---------

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                      Date of reporting period: 04/30/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   25.6%
--------------------------------------------------------------------------------
Internet Software & Services                                               20.5
--------------------------------------------------------------------------------
Software                                                                   20.1
--------------------------------------------------------------------------------
Communications Equipment                                                    9.7
--------------------------------------------------------------------------------
Computers & Peripherals                                                     7.7
--------------------------------------------------------------------------------
IT Services                                                                 4.6
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         4.4
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      4.0
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            1.4
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          1.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         3.8%
--------------------------------------------------------------------------------
Google, Inc., Cl. A                                                         3.4
--------------------------------------------------------------------------------
Apple, Inc.                                                                 3.1
--------------------------------------------------------------------------------
EMC Corp.                                                                   2.7
--------------------------------------------------------------------------------
Yahoo!, Inc.                                                                2.5
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.                                        2.5
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A                                                       2.5
--------------------------------------------------------------------------------
Bankrate, Inc.                                                              2.4
--------------------------------------------------------------------------------
Corning, Inc.                                                               2.4
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         2.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                   10 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                     89.0%
   Semiconductors & Semiconductor Equipment                25.4
   Internet Software & Services                            20.4
   Software                                                20.0
   Communications Equipment                                 9.7
   Computers & Peripherals                                  7.7
   IT Services                                              4.6
   Electronic Equipment & Instruments                       1.2
Telecommunication Services                                  8.4
Health Care                                                 2.0
Consumer Discretionary                                      0.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                   11 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   12 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore,


                   13 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING       ENDING          EXPENSES
                                 ACCOUNT         ACCOUNT         PAID DURING
                                 VALUE           VALUE           6 MONTHS ENDED
                                 (11/1/06)       (4/30/07)       APRIL 30, 2007
--------------------------------------------------------------------------------
Class A Actual                   $1,000.00       $1,082.50       $ 8.66
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00        1,016.51         8.38
--------------------------------------------------------------------------------
Class B Actual                    1,000.00        1,079.30        12.65
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00        1,012.69        12.25
--------------------------------------------------------------------------------
Class C Actual                    1,000.00        1,079.00        12.49
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00        1,012.84        12.10
--------------------------------------------------------------------------------
Class N Actual                    1,000.00        1,080.30         9.58
--------------------------------------------------------------------------------
Class N Hypothetical              1,000.00        1,015.62         9.29
--------------------------------------------------------------------------------
Class Y Actual                    1,000.00        1,089.50         4.88
--------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00        1,020.13         4.72

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2007 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Class A                   1.67%
-----------------------------------
Class B                   2.44
-----------------------------------
Class C                   2.41
-----------------------------------
Class N                   1.85
-----------------------------------
Class Y                   0.94

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                   14 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  April 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--100.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--0.6%
--------------------------------------------------------------------------------
MEDIA--0.6%
XM Satellite Radio
Holdings, Inc., Cl. A 1                                  70,000     $   819,000
--------------------------------------------------------------------------------
HEALTH CARE--2.1%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Intuitive Surgical, Inc. 1                                5,700         739,062
--------------------------------------------------------------------------------
Varian Medical Systems,
Inc. 1                                                   26,980       1,138,826
                                                                    ------------
                                                                      1,877,888

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.7%
WebMD Health Corp.,
Cl. A 1                                                  19,690       1,023,880
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--89.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.7%
Cisco Systems, Inc. 1                                   198,390       5,304,949
--------------------------------------------------------------------------------
Corning, Inc. 1                                         140,930       3,342,860
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                      24,150       1,854,237
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                           72,880       3,192,144
                                                                    ------------
                                                                     13,694,190

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.7%
Apple, Inc. 1                                            43,550       4,346,290
--------------------------------------------------------------------------------
EMC Corp. 1                                             249,730       3,790,901
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                                74,150       2,759,122
                                                                    ------------
                                                                     10,896,313

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
FARO Technologies, Inc. 1                                17,600         562,848
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                     26,400       1,068,936
                                                                    ------------
                                                                      1,631,784

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--20.5%
Aquantive, Inc. 1                                        73,010       2,234,836
--------------------------------------------------------------------------------
Bankrate, Inc. 1                                         84,150       3,397,136
--------------------------------------------------------------------------------
DealerTrack Holdings,
Inc. 1                                                   47,000       1,551,000
--------------------------------------------------------------------------------
Digital River, Inc. 1                                    51,130       2,992,639
--------------------------------------------------------------------------------
eBay, Inc. 1                                             75,980       2,578,761

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Equinix, Inc. 1                                          21,180     $ 1,767,895
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                    10,080       4,751,510
--------------------------------------------------------------------------------
Savvis, Inc. 1                                           32,900       1,696,653
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                         99,370       2,717,770
--------------------------------------------------------------------------------
VistaPrint Ltd. 1                                        44,230       1,653,317
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                          125,100       3,507,804
                                                                    ------------
                                                                     28,849,321

--------------------------------------------------------------------------------
IT SERVICES--4.6%
Alliance Data Systems
Corp. 1                                                  47,700       3,036,582
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                        39,000       3,486,600
                                                                    ------------
                                                                      6,523,182

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--25.6%
Advanced Analogic
Technologies, Inc. 1                                    231,800       1,879,898
--------------------------------------------------------------------------------
ANADIGICS, Inc. 1                                       184,353       1,979,951
--------------------------------------------------------------------------------
ASML Holding NV 1                                        75,000       2,043,750
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                 106,820       3,476,991
--------------------------------------------------------------------------------
Diodes, Inc. 1                                           38,018       1,403,625
--------------------------------------------------------------------------------
FEI Co. 1                                                28,900       1,075,080
--------------------------------------------------------------------------------
FormFactor, Inc. 1                                       46,720       1,929,069
--------------------------------------------------------------------------------
Hittite Microwave
Corp. 1                                                  34,290       1,549,222
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                                  40,000       1,411,200
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                         28,470       1,581,509
--------------------------------------------------------------------------------
Lam Research Corp. 1                                     14,880         800,246
--------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                            126,770       2,044,800
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                        34,720       1,905,434
--------------------------------------------------------------------------------
Microchip Technology,
Inc.                                                     54,260       2,188,848
--------------------------------------------------------------------------------
Netlogic Microsystems,
Inc. 1                                                   57,200       1,759,472
--------------------------------------------------------------------------------
Power Integrations, Inc. 1                               76,400       1,974,940


                   15 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
SiRF Technology
Holdings, Inc. 1                                         66,400    $  1,610,864
--------------------------------------------------------------------------------
Tessera Technologies,
Inc. 1                                                   43,500       1,861,365
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                  55,000       1,890,350
--------------------------------------------------------------------------------
Varian Semiconductor
Equipment Associates,
Inc. 1                                                   24,200       1,605,912
                                                                   -------------
                                                                     35,972,526

--------------------------------------------------------------------------------
SOFTWARE--20.1%
Activision, Inc. 1                                       39,600         792,000
--------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                    78,340       3,255,810
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                            20,930         769,178
--------------------------------------------------------------------------------
Ansoft Corp. 1                                           55,000       1,775,950
--------------------------------------------------------------------------------
Ansys, Inc. 1                                            48,010       2,458,112
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                         67,660       2,792,328
--------------------------------------------------------------------------------
Blackboard, Inc. 1                                       31,500       1,080,765
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                   19,240         627,224
--------------------------------------------------------------------------------
Concur Technologies,
Inc. 1                                                   82,810       1,471,534
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                  46,310       2,334,487
--------------------------------------------------------------------------------
Magma Design
Automation, Inc. 1                                       86,100       1,182,153
--------------------------------------------------------------------------------
McAfee, Inc. 1                                           24,770         804,777
--------------------------------------------------------------------------------
Nuance
Communications, Inc. 1                                   86,050       1,326,031
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                         145,900       3,084,326
--------------------------------------------------------------------------------
Synchronoss
Technologies, Inc. 1                                     82,600       1,853,544
--------------------------------------------------------------------------------
THQ, Inc. 1                                              33,600       1,121,232
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1                                      54,030       1,491,228
                                                                   -------------
                                                                     28,220,679

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
BigBand Networks, Inc. 1                                  3,900    $     79,833
--------------------------------------------------------------------------------
Cbeyond, Inc. 1                                          24,600         855,588
--------------------------------------------------------------------------------
Cogent Communications
Group, Inc. 1                                            56,300       1,433,398
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                   65,420       1,881,479
--------------------------------------------------------------------------------
Time Warner Telecom,
Inc., Cl. A 1                                            70,530       1,445,865
                                                                   -------------
                                                                      5,696,163

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.4%
American Tower Corp. 1                                   85,642       3,254,396
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                     38,090       2,923,405
                                                                   -------------
                                                                      6,177,801
                                                                   -------------
Total Common Stocks
(Cost $114,934,934)                                                 141,382,727

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Blaze Network Products,
Inc., 8% Cv., Series D 1,2,3
(Cost $1,067,750)                                       166,836              --

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.8%
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E, 5.21% 3,4
(Cost $1,138,494)                                     1,138,494       1,138,494

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $117,141,178)                                       101.3%    142,521,221
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                            (1.3)     (1,842,236)
                                                     ---------------------------
NET ASSETS                                                100.0%   $140,678,985
                                                     ===========================


                   16 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2007 was $0, which is considered restricted. See Note 5 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES                                SHARES
                                  OCTOBER 31,        GROSS        GROSS   APRIL 30,
                                         2006    ADDITIONS   REDUCTIONS        2007
-----------------------------------------------------------------------------------
Blaze Network Products,
Inc., 8% Cv., Series D                166,836           --           --     166,836
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.21%            --   31,472,999   30,334,505   1,138,494

                                                                  VALUE    DIVIDEND
                                                             SEE NOTE 1      INCOME
-----------------------------------------------------------------------------------
Blaze Network Products,
Inc., 8% Cv., Series D                                       $       --     $    --
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.21%                               1,138,494      88,677
                                                             ----------------------
                                                             $1,138,494     $88,677
                                                             ======================

4. Rate shown is the 7-day yield as of April 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   17 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2007
--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $114,934,934)                                               $  141,382,727
Affiliated companies (cost $2,206,244)                                                        1,138,494
                                                                                         ---------------
                                                                                            142,521,221
--------------------------------------------------------------------------------------------------------
Cash                                                                                            129,918
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              3,596,791
Shares of beneficial interest sold                                                              140,433
Interest and dividends                                                                           15,867
Other                                                                                            15,283
                                                                                         ---------------
Total assets                                                                                146,419,513

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         5,233,491
Shares of beneficial interest redeemed                                                          291,804
Shareholder communications                                                                       81,372
Transfer and shareholder servicing agent fees                                                    49,509
Trustees' compensation                                                                           38,953
Distribution and service plan fees                                                               28,599
Other                                                                                            16,800
                                                                                         ---------------
Total liabilities                                                                             5,740,528

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $  140,678,985
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       43,618
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  580,324,440
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (1,255,100)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (463,814,016)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                   25,380,043
                                                                                         ---------------
NET ASSETS                                                                               $  140,678,985
                                                                                         ===============


                   18 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $84,031,338 and
25,637,949 shares of beneficial interest outstanding)                                             $3.28
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $3.48
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $32,954,076 and 10,521,045 shares
of beneficial interest outstanding)                                                               $3.13
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $17,267,848 and 5,505,791 shares
of beneficial interest outstanding)                                                               $3.14
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,234,147 and 1,309,658 shares of
beneficial interest outstanding)                                                                  $3.23
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $2,191,576 and 643,465 shares of beneficial interest outstanding)                              $3.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   19 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2007
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                      $    61,035
Affiliated companies                                                                             88,677
--------------------------------------------------------------------------------------------------------
Interest                                                                                          5,700
                                                                                            ------------
Total investment income                                                                         155,412

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Management fees                                                                                 637,950
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                         100,615
Class B                                                                                         173,860
Class C                                                                                          86,220
Class N                                                                                           9,954
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         351,229
Class B                                                                                          82,318
Class C                                                                                          55,063
Class N                                                                                          11,980
Class Y                                                                                              28
--------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          43,200
Class B                                                                                          23,417
Class C                                                                                           7,283
Class N                                                                                             792
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            6,597
--------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         333
--------------------------------------------------------------------------------------------------------
Other                                                                                            39,256
                                                                                            ------------
Total expenses                                                                                1,630,095
Less reduction to custodian expenses                                                               (193)
Less waivers and reimbursements of expenses                                                    (254,545)
                                                                                            ------------
Net expenses                                                                                  1,375,357

--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                          (1,219,945)

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                              2,051,392
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                         10,247,356

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $11,078,803
                                                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   20 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS            YEAR
                                                                                  ENDED           ENDED
                                                                         APRIL 30, 2007     OCTOBER 31,
                                                                            (UNAUDITED)            2006
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment loss                                                        $ (1,219,945)   $ (2,316,137)
--------------------------------------------------------------------------------------------------------
Net realized gain                                                             2,051,392       8,499,455
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                        10,247,356       6,651,157
                                                                           -----------------------------
Net increase in net assets resulting from operations                         11,078,803      12,834,475

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                      (1,797,988)      3,537,689
Class B                                                                      (6,602,823)    (15,873,605)
Class C                                                                      (1,064,790)     (2,183,001)
Class N                                                                         (35,780)        (59,545)
Class Y                                                                           3,286          (1,296)
                                                                           -----------------------------
                                                                             (9,498,095)    (14,579,758)

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                     1,580,708      (1,745,283)
--------------------------------------------------------------------------------------------------------
Beginning of period                                                         139,098,277     140,843,560
                                                                           -----------------------------
End of period (including accumulated net investment loss of $1,255,100
and $35,155, respectively)                                                 $140,678,985    $139,098,277
                                                                           =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   21 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                          YEAR
                                                        ENDED                                                         ENDED
                                               APRIL 30, 2007                                                      OCT. 31,
CLASS A                                           (UNAUDITED)        2006        2005          2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  3.03     $  2.76     $  2.69       $  3.14     $  1.82     $  3.51
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.02) 1     (.04) 1     (.03) 1,2     (.04) 1     (.04)       (.04)
Net realized and unrealized gain (loss)                   .27         .31         .12          (.41)       1.36       (1.65)
                                                      -----------------------------------------------------------------------
Total from investment operations                          .25         .27         .09          (.45)       1.32       (1.69)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                       --          --        (.01)           --          --          --
Dividends in excess of net investment income               --          --        (.01)           --          --          --
                                                      -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --          --        (.02)           --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  3.28     $  3.03     $  2.76       $  2.69     $  3.14     $  1.82
                                                      =======================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       8.25%       9.78%       3.30%       (14.33)%     72.53%     (48.15)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $84,031     $79,180     $68,724       $79,083     $93,886     $44,150
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $84,182     $74,186     $74,268       $89,415     $62,832     $68,695
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (1.45)%     (1.26)%     (1.25)% 2     (1.55)%     (1.51)%     (1.61)%
Total expenses                                           2.16% 5     2.06%       2.14%         2.11%       2.70%       3.11%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       1.67%       1.59%       1.66%         1.69%       1.71%       2.10%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%        101%        147%          157%        219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007      2.16%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   22 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                   SIX MONTHS                                                          YEAR
                                                        ENDED                                                         ENDED
                                               APRIL 30, 2007                                                      OCT. 31,
CLASS B                                           (UNAUDITED)        2006        2005          2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  2.90     $  2.66     $  2.60       $  3.06     $  1.79     $  3.48
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.03) 1     (.06) 1     (.05) 1,2     (.07) 1     (.04)       (.07)
Net realized and unrealized gain (loss)                   .26         .30         .11          (.39)       1.31       (1.62)
                                                      -----------------------------------------------------------------------
Total from investment operations                          .23         .24         .06          (.46)       1.27       (1.69)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                       --          --          --            --          --          --
Dividends in excess of net investment income               --          --          --            --          --          --
                                                      -----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                               --          --          --            --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  3.13     $  2.90     $  2.66       $  2.60     $  3.06     $  1.79
                                                      =======================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       7.93%       9.02%       2.31%       (15.03)%     70.95%     (48.56)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $32,954     $36,913     $48,955       $56,513     $69,789     $36,813
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $35,108     $46,606     $52,959       $63,321     $48,920     $58,029
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (2.22)%     (2.04)%     (2.06)% 2     (2.34)%     (2.23)%     (2.40)%
Total expenses                                           2.56% 5     2.83%       3.12%         3.14%       3.82%       3.95%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       2.44%       2.36%       2.46%         2.48%       2.42%       2.94%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%        101%        147%          157%        219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007      2.56%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   23 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                          YEAR
                                                        ENDED                                                         ENDED
                                               APRIL 30, 2007                                                      OCT. 31,
CLASS C                                           (UNAUDITED)        2006        2005          2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  2.91     $  2.67     $  2.60       $  3.06     $  1.79     $  3.48
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.03) 1     (.06) 1     (.05) 1,2     (.06) 1     (.04)       (.05)
Net realized and unrealized gain (loss)                   .26         .30         .12          (.40)       1.31       (1.64)
                                                      -----------------------------------------------------------------------
Total from investment operations                          .23         .24         .07          (.46)       1.27       (1.69)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                       --          --          --            --          --          --
Dividends in excess of net investment income               --          --          --            --          --          --
                                                      -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --          --          --            --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  3.14     $  2.91     $  2.67       $  2.60     $  3.06     $  1.79
                                                      =======================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       7.90%       8.99%       2.69%       (15.03)%     70.95%     (48.56)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $17,268     $17,024     $17,646       $22,777     $26,112     $14,143
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $17,404     $17,668     $20,550       $25,126     $17,266     $17,800
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (2.19)%     (2.01)%     (1.98)% 2     (2.28)%     (2.29)%     (2.36)%
Total expenses                                           2.69% 5     2.69%       2.77%         2.77%       3.40%       3.84%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       2.41%       2.33%       2.40%         2.43%       2.48%       2.83%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%        101%        147%          157%        219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007      2.69%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                   SIX MONTHS                                                          YEAR
                                                        ENDED                                                         ENDED
                                               APRIL 30, 2007                                                      OCT. 31,
CLASS N                                           (UNAUDITED)        2006        2005          2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 2.99      $ 2.73      $ 2.66       $  3.12      $ 1.81     $  3.50
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.03) 1     (.04) 1     (.04) 1,2     (.05) 1     (.05)       (.04)
Net realized and unrealized gain (loss)                   .27         .30         .13          (.41)       1.36       (1.65)
                                                       ----------------------------------------------------------------------
Total from investment operations                          .24         .26         .09          (.46)       1.31       (1.69)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                       --          --        (.01)           --          --          --
Dividends in excess of net investment income               --          --        (.01)           --          --          --
                                                       ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                               --          --        (.02)           --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 3.23      $ 2.99      $ 2.73       $  2.66      $ 3.12     $  1.81
                                                       ======================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       8.03%       9.52%       3.27%       (14.74)%     72.38%     (48.29)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $4,234      $3,963      $3,659       $ 3,528      $4,445     $ 1,582
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $4,027      $4,063      $3,588       $ 3,548      $2,698     $ 1,547
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (1.63)%     (1.49)%     (1.44)% 2     (1.74)%     (1.89)%     (1.80)%
Total expenses                                           2.09% 5     2.06%       2.19%         2.18%       2.30%       3.05%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       1.85%       1.78%       1.82%         1.88%       2.10%       2.04%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%        101%        147%          157%        219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007      2.09%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                          YEAR
                                                        ENDED                                                         ENDED
                                               APRIL 30, 2007                                                      OCT. 31,
CLASS Y                                           (UNAUDITED)        2006        2005          2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 3.13      $ 2.84      $ 2.77       $  3.21      $ 1.85     $  3.55
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.01) 1     (.02) 1     (.02) 1,2     (.03) 1     (.04)       (.03)
Net realized and unrealized gain (loss)                   .29         .31         .13          (.41)       1.40       (1.67)
                                                       ----------------------------------------------------------------------
Total from investment operations                          .28         .29         .11          (.44)       1.36       (1.70)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                       --          --        (.01)           --          --          --
Dividends in excess of net investment income               --          --        (.03)           --          --          --
                                                       ----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                               --          --        (.04)           --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 3.41      $ 3.13      $ 2.84       $  2.77      $ 3.21     $  1.85
                                                       ======================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       8.95%      10.21%       3.94%       (13.71)%     73.51%     (47.89)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $2,192      $2,018      $1,860       $ 2,251      $2,480     $   887
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $2,230      $2,132      $2,106       $ 2,593      $1,492     $ 1,057
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.72)%     (0.67)%     (0.56)% 2     (0.86)%     (1.05)%     (1.03)%
Total expenses                                           0.94% 5     0.98%       0.97%         1.00%       1.26%       1.57%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       0.94%       0.95%       0.97%         1.00%       1.26%       1.53%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    38%        101%        147%          157%        219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007      0.94%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Technologies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement


                   27 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                   28 | OPPENHEIMER EMERGING TECHNOLOGIES FUND and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $463,752,112 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of April 30, 2007, it is estimated that the Fund will utilize $2,051,392 of capital loss carryforward to offset realized capital gains. During the fiscal year ended October 31, 2006, the Fund utilized $7,582,832 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of October 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                         EXPIRING
                         ------------------------------
                         2009              $260,704,561
                         2010               197,770,478
                         2012                   556,912
                         2013                 6,771,553
                                           ------------
                         Total             $465,803,504
                                           ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2007, the Fund's projected benefit obligations were increased by $4,900 and payments of $5,177 were made to retired trustees, resulting in an accumulated liability of $27,981 as of April 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of


                   29 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   30 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED APRIL 30, 2007      YEAR ENDED OCTOBER 31, 2006
                                 SHARES            AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                          4,114,832      $ 13,036,368       8,922,724     $ 26,332,717
Redeemed                     (4,638,254)      (14,834,356) 1   (7,697,412)     (22,795,028) 2
                             ----------------------------------------------------------------
Net increase (decrease)        (523,422)     $ (1,797,988)      1,225,312     $  3,537,689
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                            917,551      $  2,797,315       2,031,891     $  5,858,755
Redeemed                     (3,110,335)       (9,400,138) 1   (7,696,243)     (21,732,360) 2
                             ----------------------------------------------------------------
Net decrease                 (2,192,784)     $ (6,602,823)     (5,664,352)    $(15,873,605)
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                            613,839      $  1,879,794       1,634,731     $  4,728,533
Redeemed                       (964,623)       (2,944,584) 1   (2,395,596)      (6,911,534) 2
                             ----------------------------------------------------------------
Net decrease                   (350,784)     $ (1,064,790)       (760,865)    $ (2,183,001)
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                            212,699      $    673,287         482,201     $  1,424,671
Redeemed                       (229,205)         (709,067) 1     (497,749)      (1,484,216) 2
                             ----------------------------------------------------------------
Net decrease                    (16,506)     $    (35,780)        (15,548)    $    (59,545)
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                            166,114      $    549,922         254,144     $    797,228
Redeemed                       (166,500)         (546,636) 1     (265,688)        (798,524) 2
                             ----------------------------------------------------------------
Net increase (decrease)            (386)     $      3,286         (11,544)    $     (1,296)
                             ================================================================

1. Net of redemption fees of $797, $332, $165, $38 and $21 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $1,550, $974, $369, $85 and $45 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2007, were as follows:

                                            PURCHASES          SALES
            --------------------------------------------------------
            Investment securities         $52,877,337    $60,531,829


                   31 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 -----------------------------------------------
                 Up to $200 million                        0.90%
                 Next $200 million                         0.85
                 Next $200 million                         0.80
                 Over $600 million                         0.75

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2007, the Fund paid $223,540 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the


                   32 | OPPENHEIMER EMERGING TECHNOLOGIES FUND plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $10,717,328, $1,177,095 and $96,853, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS            RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                 DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
April 30, 2007            $39,180             $366          $41,964           $1,419              $45

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2007, OFS waived $203,036, $20,514, $24,426 and $4,891 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended April 30, 2007, the Manager waived $1,678 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                ACQUISITION                VALUATION AS OF     UNREALIZED
SECURITY                               DATE         COST    APRIL 30, 2007   DEPRECIATION
------------------------------------------------------------------------------------------
Blaze Network Products, Inc.,
8% Cv., Series D                   10/17/00   $1,067,750               $--     $1,067,750


                   33 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

On May 17, 2007, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization to be entered into between the Fund and Oppenheimer Capital Appreciation Fund ("Capital Appreciation Fund"), whereby Capital Appreciation Fund will acquire all of the assets of the Fund in exchange for newly-issued shares of Capital Appreciation Fund (the "Reorganization"). If the Reorganization takes place, Fund shareholders will receive the same class of shares of Capital Appreciation Fund, with the same 12b-1 fees and sales charges (including contingent deferred sales charges), as the shares of the Fund they held immediately prior to the Reorganization. Following the Reorganization, the Fund will liquidate, dissolve and terminate its registration as an investment company under the Investment Company Act of 1940.

      The Reorganization is conditioned upon, among other things, approval by the Fund's shareholders. If all of the required approvals are obtained, it is anticipated that the Reorganization will occur in October 2007. Shareholders of record, as of a date to be determined by the Board, will be entitled to vote on the Reorganization and will receive a combined proxy statement and prospectus describing the Reorganization and the shareholder meeting. The combined proxy statement and prospectus is expected to be distributed to shareholders of record in August 2007. The anticipated date for the shareholder meeting is on or about October 19, 2007 and, if approved by the shareholders, the Reorganization would take place shortly thereafter.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of April 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclo-


                   34 | OPPENHEIMER EMERGING TECHNOLOGIES FUND sures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   35 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   36 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative,


                   37 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of David Poiesz, Alan Gilston, Scott Phillips, Ash Shah and the Manager's Growth investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load science and technology funds advised by other investment advisers. The Board noted that the Fund's three-year and five-year performance were below its peer group median. However its one-year performance was better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other science and technology funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group median although its total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the


                   38 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   39 | OPPENHEIMER EMERGING TECHNOLOGIES FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


    (a) (1) Not applicable to semiannual reports.

        (2) Exhibits attached hereto.

        (3) Not applicable.

    (b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Technologies Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date:  06/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/12/2007